UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eagle Value Partners, LLC

Address:  655 Third Avenue, 11th Floor
          New York, NY  10017

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer              New York, NY               August 13, 2009
----------------------             ------------------         -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:       2

Form 13F Information Table Value Total:     $678
                                           (thousands)


List of Other Included Managers:

Form 13F File Number            Name

1.     028-10559                Eagle Capital Partners, LP

2.     028-10015                Witmer Asset Management, LLC*


___________________
* As of June 16, 2009, the Manager ceased beneficial ownership of the securities reported herein.


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6        COLUMN 7       COLUMN 8

                                                           VALUE    SHRS OR  SH/ PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP       (X$1000) PRN AMT  PRN CALL   DISCRETION      MNGRS    SOLE   SHARED  NONE
E TRADE FINANCIAL CORP         COM             269246104   645      500,000  SH         SHARED-DEFINED   1       500,000
KERYX BIOPHARMACEUTICALS INC   COM             492515101    33       36,873  SH         SHARED-DEFINED   1        36,873





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